UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08394

Templeton Dragon Fund, Inc.
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954)527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Templeton Dragon
Fund, Inc.
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 3
Consolidated Financial Highlights and Consolidated
Schedule of Investments 5
Consolidated Financial Statements 9
Notes to Consolidated Financial Statements 12
Important Information to Shareholders 21
Annual Meeting of Shareholders 22
Dividend Reinvestment and Cash Purchase Plan 23
Shareholder Information 25
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Templeton Dragon Fund, Inc.
Dear Shareholder,
This semiannual report for Templeton Dragon Fund, Inc.
covers the period ended June 30, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by investing
at least 45% of its total assets in equity securities of “China companies.”
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of -10.86% in market price terms and -10.89%
in net asset value terms. In comparison, the MSCI China All
Shares Index-NR, which measures the performance of China
share classes listed in Hong Kong, Shanghai, Shenzhen and
outside of China, posted a -5.36% total return, and the MSCI
China Index-NR posted a -5.46% total return for the same
period.
1
You can find the Fund’s long-term performance data
in the Performance Summary on page 3 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Prior to period-end, Michael Lai retired as Lead Portfolio
Manager effective May 31, 2023. In preparation for Michael
Lai’s retirement, Nicholas Chiu was added as Lead Portfolio
Manager.
Thank you for your continued participation in Templeton
Dragon Fund, Inc. We look forward to serving your future
investment needs.
Sincerely,
Nicholas Chui, CFA
Lead Portfolio Manager
Erik Mok, CFA
Portfolio Manager
Geographic Composition
6/30/23
% of Total
Net Assets
China 95.9%
Other 1.0%
Short-Term Investments & Other Net Assets 3.1%
Top 10 Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Tencent Holdings Ltd. 9.8%
Interactive Media & Services, China
Alibaba Group Holding Ltd. 6.1%
Broadline Retail, China
Kweichow Moutai Co. Ltd. 4.2%
Beverages, China
Ping An Insurance Group Co. of China Ltd. 3.8%
Insurance, China
China Merchants Bank Co. Ltd. 3.8%
Banks, China
ANTA Sports Products Ltd. 3.2%
Textiles, Apparel & Luxury Goods, China
NetEase, Inc. 3.1%
Entertainment, China
Meituan Dianping 3.0%
Hotels, Restaurants & Leisure, China
Contemporary Amperex Technology Co. Ltd. 2.8%
Electrical Equipment, China
Shenzhen Inovance Technology Co. Ltd. 2.4%
Machinery, China
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Schedule of Investments (SOI).
The Consolidated SOI begins on page
6
.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2023
Templeton Dragon Fund, Inc.

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 06/30/23

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative Total Return
2
Average Annual Total Return

Based on
NAV
3
Based on
market price
4
Based on
NAV

Based on
market price
4
6-Month -10.89% -10.86% -10.89% -10.86%
1-Year -26.12% -28.79% -26.12% -28.79%
5-Year -19.33% -15.09% -4.21% -3.22%
10-Year +20.35% +32.91% +1.87% +2.89%
See page 4 for Performance Summary footnotes.

Templeton Dragon Fund, Inc.
Performance Summary

franklintempleton.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets . There are special risks associated with investments in
China, Hong Kong and Taiwan , including less liquidity, expropriation, confiscatory taxation, international trade tensions, nationalization, and exchange control regulations and rapid inflation, all of which can negatively impact the Fund. Investments in Taiwan could be adversely affected by its political and economic relationship with China. To the extent the Fund invests in companies in a specific country or region , the Fund may experience greater volatility than a fund that is more broadly diversified geographically.
The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares. The managers’ environmental social and governance (ESG) strategie s may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy's ESG directives will be successful or will result in better performance.
The Fund may invest in eligible China A shares (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Con-
nect program, as well as eligible China A shares listed and traded on the Shenzhen Stock Exchange through the Shenzhen-Hong Kong Stock Connect program (collectively,
“Stock Connect”) and may invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China – Hong Kong Bond Connect program
(“Bond Connect”).
Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, investors in Stock Connect Securi-
ties are generally subject to Chinese securities regulations and the listing rules of the respective Exchange, among other restrictions. In addition, Stock Connect Securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude the Fund’s ability to invest in
Stock Connect Securities. Trading in the Stock Connect program is subject to trading, clearance and settlement procedures that are untested in China, which could pose risks to the Fund. Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled. In China, the Hong Kong Monetary
Authority Central Money Markets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Fund) in accounts maintained with a China-based custodian
(either the China Central Depository & Clearing Co. or the Shanghai Clearing House). This recordkeeping system subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce rights as a bondholder and the risks of settlement delays and counterparty default of the Hong Kong sub-custodian. In addition, enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experience in applying the concept of beneficial ownership. Bond Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through the program at any time. If Bond Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through Bond Connect.
The application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect and Bond Connect programs, are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
See www.franklintempletondatasources.com for additional data provider information.

Templeton Dragon Fund, Inc.
Consolidated Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.94 $18.70 $24.93 $21.81 $19.01 $24.53
Income from investment operations
a
:
Net investment income (loss) ......... 0.01 (0.05) (0.16) (0.06) 0.19 0.32
b
Net realized and unrealized gains (losses) (1.31) (5.41) (3.67) 8.96 4.70 (3.76)
Total from investment operations ........ (1.30) (5.46) (3.83) 8.90 4.89 (3.44)
Less distributions from:
Net investment income .............. — — — (0.16) (0.30) (0.21)
Net realized gains ................. — (1.30) (2.40) (5.62) (1.79) (1.90)
Total distributions ................... — (1.30) (2.40) (5.78) (2.09) (2.11)
Repurchase of shares .............. — — — — —
c
0.03
Net asset value, end of period .......... $10.64 $11.94 $18.70 $24.93 $21.81 $19.01
Market value, end of period
d
........... $9.11 $10.22 $17.00 $23.36 $19.45 $17.00
Total return (based on net asset value per
share)
e
........................... (10.89)% (29.46)% (15.52)% 42.18% 26.49% (14.64)%
Total return (based on market value per
share)
e
........................... (10.86)% (32.99)% (17.83)% 52.46% 27.55% (11.87)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.35% 1.38% 1.37% 1.34% 1.35% 1.33%
Expenses net of waiver and payments by
affiliates .......................... 1.35%
g
1.37% 1.37%
g
1.33% 1.34% 1.33%
g
Net investment income (loss) .......... 0.16% (0.34)% (0.70)% (0.26)% 0.88% 1.34%
b
Supplemental data
Net assets, end of period (000’s) ........ $359,575 $403,707 $632,030 $842,645 $737,427 $643,788
Portfolio turnover rate ................ 5.68% 3.26% 11.64% 39.50% 36.70% 14.06%
a
Based on average daily shares outstanding.
b
Net investment income per share includes approximately $0.07 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.05%.
c
Amount rounds to less than $0.01 per share.
d
Based on the last sale on the New York Stock Exchange.
e
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited), June 30, 2023
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.9%
Air Freight & Logistics 1.8%
a
SF Holding Co. Ltd., A .................................. China 1,029,500 $ 6,409,130
Automobile Components 1.2%
Minth Group Ltd. ...................................... China 1,586,910 4,363,178
Automobiles 2.0%
a
BYD Co. Ltd., A ....................................... China 86,000 3,072,069
BYD Co. Ltd., H ...................................... China 127,000 4,072,134
7,144,203
Banks 5.7%
a
China Merchants Bank Co. Ltd., A ......................... China 1,429,600 6,473,488
China Merchants Bank Co. Ltd., H ......................... China 1,604,448 7,317,894
b
Postal Savings Bank of China Co. Ltd., H, 144A, Reg S ......... China 11,001,649 6,784,121
20,575,503
Beverages 8.3%
China Resources Beer Holdings Co. Ltd. .................... China 928,706 6,136,979
a
Kweichow Moutai Co. Ltd., A ............................. China 65,445 15,280,220
a
Wuliangye Yibin Co. Ltd., A .............................. China 371,588 8,402,345
29,819,544
Broadline Retail 8.3%
c,d
Alibaba Group Holding Ltd. .............................. China 2,113,738 22,003,234
d
JD.com, Inc., A ....................................... China 452,312 7,713,838
29,717,072
Capital Markets 2.0%
a
East Money Information Co. Ltd., A ........................ China 1,951,526 3,834,694
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 90,257 3,419,683
7,254,377
Chemicals 1.9%
a
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 1,185,280 6,755,674
Construction Materials 1.9%
a
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 1,777,718 6,693,178
Electrical Equipment 7.8%
a
Contemporary Amperex Technology Co. Ltd., A ............... China 321,364 10,170,346
a
GoodWe Technologies Co. Ltd., A ......................... China 203,661 4,705,875
a
Hongfa Technology Co. Ltd., A ............................ China 1,594,209 7,017,917
a
NARI Technology Co. Ltd., A ............................. China 1,976,322 6,303,466
28,197,604
Electronic Equipment, Instruments & Components 1.0%
a
Luxshare Precision Industry Co. Ltd., A ..................... China 816,138 3,669,088
Entertainment 3.1%
d
NetEase, Inc. ........................................ China 582,379 11,279,833
Food Products 1.6%
a
Inner Mongolia Yili Industrial Group Co. Ltd., A ............... China 1,446,200 5,652,298
Health Care Equipment & Supplies 2.1%
a
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 181,501 7,523,025
Health Care Providers & Services 2.2%
a
Aier Eye Hospital Group Co. Ltd., A ........................ China 2,188,722 5,610,697
b,c,d
New Horizon Health Ltd., 144A, Reg S ..................... China 694,000 2,439,702
8,050,399

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 4.7%
b,c,d
Meituan Dianping, B, 144A, Reg S ........................ China 677,943 $ 10,630,564
e
Yum China Holdings, Inc. ............................... China 108,078 6,106,407
16,736,971
Household Durables 2.9%
a
Haier Smart Home Co. Ltd., A ............................ China 1,278,400 4,144,138
a
Midea Group Co. Ltd., A ................................ China 761,516 6,200,167
10,344,305
Independent Power and Renewable Electricity Producers 1.6%
a
China Yangtze Power Co. Ltd., A .......................... China 1,865,020 5,674,180
Insurance 3.8%
a
Ping An Insurance Group Co. of China Ltd., A ................ China 759,950 4,866,924
Ping An Insurance Group Co. of China Ltd., H ................ China 1,402,927 8,960,208
13,827,132
Interactive Media & Services 11.9%
c,d,e
Baidu, Inc., ADR ...................................... China 30,181 4,132,081
c,d
Baidu, Inc., A ......................................... China 217,300 3,706,150
d
Tencent Holdings Ltd. .................................. China 828,026 35,108,607
42,946,838
Life Sciences Tools & Services 2.4%
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 346,008 2,773,009
b,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 1,195,850 5,747,210
8,520,219
Machinery 4.1%
a,c
Estun Automation Co. Ltd., A ............................. China 516,700 2,001,517
a
Shenzhen Inovance Technology Co. Ltd., A .................. China 988,600 8,776,789
Weichai Power Co. Ltd., H .............................. China 2,826,261 4,158,122
14,936,428
Media 1.7%
a
Focus Media Information Technology Co. Ltd., A .............. China 5,085,200 4,776,497
b,c
Mobvista, Inc., 144A, Reg S ............................. China 3,098,200 1,363,667
6,140,164
Metals & Mining 1.0%
CMOC Group Ltd., H ................................... China 6,516,000 3,430,538
Pharmaceuticals 2.4%
a
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A ................. China 1,315,227 8,696,870
a,c,f,g
Kangmei Pharmaceutical Co. Ltd. ......................... China 673,786 114,973
8,811,843
Real Estate Management & Development 1.1%
China Resources Land Ltd. .............................. China 931,375 3,963,543
Semiconductors & Semiconductor Equipment 2.6%
b,c
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 1,673,624 5,506,934
a,c
Sino Wealth Electronic Ltd., A ............................ China 967,220 3,736,073
9,243,007
Software 1.7%
a
Hundsun Technologies, Inc., A ............................ China 976,621 5,975,743
Specialty Retail 0.9%
a
China Tourism Group Duty Free Corp. Ltd., A ................ China 216,500 3,309,796

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 3.2%
ANTA Sports Products Ltd. .............................. China 1,110,075 $ 11,406,828
Total Common Stocks (Cost $311,503,313) .....................................
348,371,641
Short Term Investments 1.8%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.8%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 6,638,630 6,638,630
Total Money Market Funds (Cost $6,638,630) ...................................
6,638,630
Total Short Term Investments (Cost $6,638,630 ) .................................
6,638,630
a
Total Investments (Cost $318,141,943) 98.7% ...................................
$355,010,271
Other Assets, less Liabilities 1.3% .............................................
4,564,464
Net Assets 100.0% ...........................................................
$359,574,735
See Abbreviations on page 20.
a
The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 1(c).
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $35,245,207, representing 9.8% of net assets.
c
Non-income producing.
d
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure.
e
A portion or all of the security is on loan at June 30, 2023. See Note 1(d).
f
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
g
See Note 7 regarding restricted securities.
h
See Note 3(c) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Templeton Dragon Fund, Inc.
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Templeton
Dragon Fund,
Inc.
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $311,503,313
Cost - Non-controlled affiliates (Note 3 c ) ........................................................ 6,638,630
Value - Unaffiliated issuers (Includes securities loaned of $3,908,799) .................................. $348,371,641
Value - Non-controlled affiliates (Note 3 c ) ....................................................... 6,638,630
Cash .................................................................................... 9,639
Foreign currency, at value (cost $4,395,634) ...................................................... 4,370,771
Receivables:
Investment securities sold ................................................................... 234,248
Dividends and interest ..................................................................... 544,722
Total assets .......................................................................... 360,169,651
Liabilities:
Payables:
Management fees ......................................................................... 333,730
Custodian fees ........................................................................... 98,837
Professional fees ......................................................................... 78,314
Directors' fees and expenses ................................................................ 9,566
Accrued expenses and other liabilities ........................................................... 74,469
Total liabilities ......................................................................... 594,916
Net assets, at value ................................................................. $359,574,735
Net assets consist of:
Paid-in capital ............................................................................. $359,450,978
Total distributable earnings (losses) ............................................................. 123,757
Net assets, at value ................................................................. $359,574,735
Shares outstanding ......................................................................... 33,804,143
Net asset value per share .................................................................... $10.64

Templeton Dragon Fund, Inc.
Consolidated Financial Statements
Consolidated Statement of Operations
for the period ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton
Dragon Fund,
Inc.
Investment income:
Dividends: (net of foreign taxes of $220,757)
Unaffiliated issuers ........................................................................ $2,958,070
Non-controlled affiliates (Note 3 c ) ............................................................. 69,057
Interest:
Unaffiliated issuers ........................................................................ 4,372
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (10,262)
Non-controlled affiliates (Note 3 c ) ............................................................. 24,017
Total investment income ................................................................... 3,045,254
Expenses:
Management fees (Note 3 a ) ................................................................... 2,455,452
Transfer agent fees ......................................................................... 18,320
Custodian fees ............................................................................. 114,326
Reports to shareholders fees .................................................................. 21,885
Registration and filing fees .................................................................... 16,219
Professional fees ........................................................................... 67,790
Directors' fees and expenses .................................................................. 19,991
Other .................................................................................... 19,837
Total expenses ......................................................................... 2,733,820
Expenses waived/paid by affiliates (Note 3 c ) ................................................... (7,167)
Net expenses ......................................................................... 2,726,653
Net investment income ................................................................ 318,601
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (25,589,552)
Foreign currency transactions ................................................................ 1,391
Net realized gain (loss) .................................................................. (25,588,161)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (18,835,428)
Translation of other assets and li abilities denominated in foreign currencies .............................. (27,282)
Net change in unrealized appreciation (depreciation) ............................................ (18,862,710)
Net realized and unrealized gain (loss) ............................................................ (44,450,871)
Net increase (decrease) in net assets resulting from operations .......................................... $(44,132,270)

Templeton Dragon Fund, Inc.
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Templeton Dragon Fund, Inc.
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $318,601 $(1,593,075)
Net realized gain (loss) ................................................. (25,588,161) (12,288,936)
Net change in unrealized appreciation (depreciation) ........................... (18,862,710) (170,448,767)
Net increase (decrease) in net assets resulting from operations ................ (44,132,270) (184,330,778)
Distributions to shareholders .............................................. — (43,992,712)
Net increase (decrease) in net assets ................................... (44,132,270) (228,323,490)
Net assets:
Beginning of period ..................................................... 403,707,005 632,030,495
End of period .......................................................... $359,574,735 $403,707,005

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Dragon Fund, Inc. (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as a closed-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Directors (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Investments in Templeton China Opportunities
Fund, Ltd. (China Fund)
The Fund invests in certain China A-shares through
its investment in the China Fund. The China Fund is a
Cayman Islands exempted company, and is a wholly-owned
subsidiary of the Fund, and is able to invest directly in
China A-shares consistent with the investment objective of
the Fund. At June 30, 2023, the China Fund’s investments
as well as any other assets and liabilities of the China
Fund are reflected in the Fund’s Consolidated Schedule
of Investments and Consolidated Statement of Assets and
Liabilities. All intercompany transactions and balances have been eliminated. At June 30, 2023, the net assets of the
China Fund were $170,122,419 representing 47.3% of the
Fund’s consolidated net assets.
The China Fund gains access to the A-shares market
through Templeton Investment Counsel, LLC (TIC), which
serves as the registered Qualified Foreign Institutional
Investor (QFII) for the China Fund. Investment decisions
related to the China Fund A-shares are specific to the Fund
and it bears the resultant economic and tax consequences of
its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and
may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with
applicable Chinese rules or requirements.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, the Fund held $3,980,652 in
U.S. Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell
these securities held as collateral. As such, the non-cash
collateral is excluded from the Consolidated Statement of
Assets and Liabilities. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent
and/or third-party vendor, is reported separately in the
Consolidated Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of June 30, 2023, the Fund has
determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
1. Organization and Significant Accounting Policies
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and directors are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Capital Stock
At June 30, 2023, there were 100 million shares authorized ($0.01 par value). During the period ended June 30, 2023 and year ended December 31, 2022, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 9,335,184 shares. During the period ended June 30, 2023 and year ended December 31, 2022, there were no shares repurchased.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
Effective May 1, 2023, the Fund pays an investment management fee, calculated weekly and paid monthly, to TAML based on the average weekly net assets of the Fund as follows:
Subsidiary Affiliation
Templeton Asset Management Ltd. (TAML) Investment manager
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Annualized Fee Rate Net Assets
1.100% Up to and including $1 billion
1.050% Over $1 billion, up to and including $2 billion
1.000% In excess of $2 billion
1. Organization and Significant Accounting Policies
(continued)
g. Accounting Estimates
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Prior to May 1, 2023, the Fund paid fees, calculated weekly and paid monthly, to TAML based on the average weekly net assets of the Fund as follows:
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 1.201% of the
Fund’s average weekly net assets.
Under an agreement with TAML, TIC is paid a fee for serving as the QFII for the China Fund. The fee is paid by TAML and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on the Fund's average weekly net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
1.250% Up to and including $1 billion
1.200% Over $1 billion, up to and including $5 billion
1.150% Over $5 billion, up to and including $10 billion
1.100% Over $10 billion, up to and including $15 billion
1.050% Over $15 billion, up to and including $20 billion
1.000% In excess of $20 billion
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Dragon Fund, Inc.
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 3,959,472 $ 19,739,020 $ (17,059,862) $ — $ — $ 6,638,630 6,638,630 $ 69,057
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
 At December 31, 2022, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2022, the Fund deferred late-year ordinary losses of $68,272.
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, pass-through entity income, investments in the China Fund and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$22,477,351 and $25,382,957, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Dragon Fund, Inc. (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $1,706,584 $8,809,364 $(10,515,948) $— $— $— — $24,017
Total Affiliated Securities ... $5,666,056 $28,548,384 $(27,575,810) $— $— $6,638,630 $93,074
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $4,086,324
Long term ................................................................................ 8,587,258
Total capital loss carryforwards ............................................................... $12,673,582
Cost of investments .......................................................................... $317,336,551
Unrealized appreciation ........................................................................ $72,287,192
Unrealized depreciation ........................................................................ (34,613,472)
Net unrealized appreciation (depreciation) .......................................................... $37,673,720
3. Transactions with Affiliates
(continued)
c. Investments in Affiliated Management Investment Companies
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a
QFII license and, in the case of certain eligible A shares, through the Shanghai and Shenzhen Stock Connect programs. The
Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Certain investments in China companies may be made through a special structure known as a variable interest entity (VIE).
In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or China companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the
VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the
Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value.
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
†
Ro unds to less than 0.1% of net assets.
Shares Issuer
Acquisition
Date Cost Value
Templeton Dragon Fund, Inc.
673,786 Kangmei Pharmaceutical Co. Ltd. ................ 4/06/22 $ — $ 114,973
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $— $114,973

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ — $ 6,409,130 $ — $ 6,409,130
Automobile Components ................. — 4,363,178 — 4,363,178
Automobiles .......................... — 7,144,203 — 7,144,203
Banks ............................... — 20,575,503 — 20,575,503
Beverages ........................... — 29,819,544 — 29,819,544
Broadline Retail ....................... — 29,717,072 — 29,717,072
Capital Markets ........................ — 7,254,377 — 7,254,377
Chemicals ........................... — 6,755,674 — 6,755,674
Construction Materials .................. — 6,693,178 — 6,693,178
Electrical Equipment .................... — 28,197,604 — 28,197,604
Electronic Equipment, Instruments &
Components ........................ — 3,669,088 — 3,669,088
Entertainment ......................... — 11,279,833 — 11,279,833
Food Products ........................ — 5,652,298 — 5,652,298
Health Care Equipment & Supplies ......... — 7,523,025 — 7,523,025
Health Care Providers & Services .......... — 8,050,399 — 8,050,399
Hotels, Restaurants & Leisure ............. 6,106,407 10,630,564 — 16,736,971
Household Durables .................... — 10,344,305 — 10,344,305
Independent Power and Renewable Electricity
Producers .......................... — 5,674,180 — 5,674,180
Insurance ............................ — 13,827,132 — 13,827,132
Interactive Media & Services .............. 4,132,081 38,814,757 — 42,946,838
Life Sciences Tools & Services ............ — 8,520,219 — 8,520,219
Machinery ............................ — 14,936,428 — 14,936,428
Media ............................... — 6,140,164 — 6,140,164
Metals & Mining ....................... — 3,430,538 — 3,430,538
Pharmaceuticals ....................... — 8,696,870 114,973 8,811,843
Real Estate Management & Development .... — 3,963,543 — 3,963,543
Semiconductors & Semiconductor Equipment . — 9,243,007 — 9,243,007
Software ............................. — 5,975,743 — 5,975,743
Specialty Retail ........................ — 3,309,796 — 3,309,796
Textiles, Apparel & Luxury Goods .......... — 11,406,828 — 11,406,828
Short Term Investments ................... 6,638,630 — — 6,638,630
Total Investments in Securities ........... $16,877,118 $338,018,180
a
$114,973 $355,010,271

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.
Abbreviations
a
Includes foreign instruments valued at $338,018,180, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Currency
CNY
Chinese Yuan
Selected Portfolio
ADR
American Depositary Receipt
8. Fair Value Measurements
(continued)

Templeton Dragon Fund, Inc.

franklintempleton.com
Semiannual Report
Important Information to Shareholders
Share Repurchase Program
The Fund’s Board has approved an open-market share
repurchase program which includes an initial authorization
for the Fund to repurchase up to 10% of its outstanding
shares in open-market transactions, as well as up to an
additional 10% of its outstanding shares, above and in
addition to the initial 10% previously authorized. This
authorization remains in effect.
The timing and amount of repurchases continue to be
at the discretion of the investment manager, taking into
account various factors, including, but not limited to, the
level of the discount, the Fund’s performance, portfolio
holdings, dividend history, market conditions, cash on
hand, the availability of other attractive investments and
whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s additional
10% threshold is reached, no further repurchases could be
completed until authorized by the Board. Until the additional
10% threshold is reached, Fund management will have
the flexibility to commence share repurchases if and when
it is determined to be appropriate in light of prevailing
circumstances. The share repurchase program is intended
to benefit shareholders by enabling the Fund to repurchase
shares at a discount to net asset value, thereby increasing
the proportionate interest of each remaining shareholder in
the Fund.
In the Notes to Consolidated Financial Statements section,
please see note 2 (Capital Stock) for additional information regarding shares repurchased.

Templeton Dragon Fund, Inc.
Annual Meeting of Shareholders May 25, 2023 (unaudited)

franklintempleton.com
Semiannual Report
The Annual Meeting of Shareholders of Templeton Dragon Fund, Inc. (the “Fund”) was held at the Fund’s offices, 300 S.E.
2nd Street, Fort Lauderdale, Florida, on May 25, 2023. The purpose of the meeting was to elect five Directors of the Fund and to ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2023. At the meeting, the following persons were elected by the shareholders to serve as Directors of the Fund: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, J. Michael Luttig and Constantine D.
Tseretopoulos.* Shareholders also ratified the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2023. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of five Directors:
The Fund is not aware of broker non-votes received with respect to this item.
2. Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the
Fund for the fiscal year ending December 31, 2023:
The Fund is not aware of broker non-votes received with respect to this item.
*
Ann Torre Bates, Edith E. Holiday, Rupert H. Johnson, Jr., Gregory E. Johnson, David W. Niemiec and Larry D. Thompson are Directors of
the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders
.
Term Expiring 2026 For
% of
Outstanding
Shares
% of
Shares
Present Against
% of
Outstanding
Shares
% of
Shares
Present
Harris J. Ashton
..............
Mary C. Choksi
..............
J. Michael Luttig
.............
Constantine D. Tseretopoulos
...
27,631,198
27,805,438
24,997,023
27,741,588
81.74%
82.25%
73.95%
82.07%
96.60%
97.21%
87.39%
96.98%
735,220
565,495
3,324,552
628,457
2.17%
1.67%
9.83%
1.86%
2.57%
1.98%
11.62%
2.20%
Term Expiring 2024
Terrence J. Checki
...........
27,678,533 81.88% 96.76% 681,615 2.02% 2.38%
Term Expiring 2026 Abstain
% of
Outstanding
Shares
% of
Shares
Present
Harris J. Ashton
..............
Mary C. Choksi
..............
J. Michael Luttig
.............
Constantine D. Tseretopoulos
...
238,268
233,757
283,112
234,644
0.70%
0.69%
0.84%
0.69%
0.83%
0.82%
0.99%
0.82%
Term Expiring 2024
Terrence J. Checki
...........
244,540
0.72% 0.85%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For
.......................
Against
....................
Abstain
....................
28,198,247
198,287
208,153
83.42%
0.59%
0.62%
98.58%
0.69%
0.73%

Templeton Dragon Fund, Inc.

franklintempleton.com
Semiannual Report
Dividend Reinvestment and Cash Purchase Plan
The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) with the following features:
If shares of the Fund are held in the shareholder’s name, the shareholder will automatically be a participant in the Plan unless he elects to withdraw. If the shares are registered in the name of a broker-dealer or other nominee (i.e., in “street name”), the broker-dealer or nominee will elect to participate in the Plan on the shareholder’s behalf unless the shareholder instructs them otherwise, or unless the reinvestment service is not provided by the broker-dealer or nominee.
To receive dividends or distributions in cash, the shareholder must notify Equiniti Trust Company, LLC (the “Plan
Administrator”) at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or the institution in whose name the shares are held. The Plan Administrator must receive written notice ten business days before the record date for the distribution.
Whenever the Fund declares dividends in either cash or shares of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in new shares at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund’s shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.
A participant has the option of submitting additional cash payments to the Plan Administrator, in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments can be made by check payable to Equiniti Trust Company, LLC and sent to Equiniti Trust Company, LLC, P.O. Box 922, Wall Street Station,
New York, NY 10269-0560, Attention: Templeton Dragon Fund, Inc. The Plan Administrator will apply such payments (less a
$5.00 service charge and less a pro rata share of trading fees) to purchases of the Fund’s shares on the open market.
Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested. The Plan Administrator’s fee for a sale of shares through the Plan is $15.00 per transaction plus a $0.12 per share trading fee.
The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.
The participant may withdraw from the Plan without penalty at any time by written notice to the Plan Administrator sent to
Equiniti Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560. Upon withdrawal, the participant will receive, without charge, share certificates issued in the participant’s name for all full shares held by the Plan Administrator;
or, if the participant wishes, the Plan Administrator will sell the participant’s shares and send the proceeds to the participant, less a service charge of $15.00 and less trading fees of $0.12 per share. The Plan Administrator will convert any fractional shares held at the time of withdrawal to cash at current market price and send a check to the participant for the net proceeds.
For more information, please see the Plan’s Terms and Conditions located at the back of this report.

Templeton Dragon Fund, Inc.
Dividend Reinvestment and Cash Purchase Plan

franklintempleton.com
Semiannual Report
Transfer Agent
Equiniti Trust Company, LLC
P.O. Box 922, Wall Street Station,
New York, NY 10269-056
(800) 416-5585
www.equiniti.com
Direct Deposit Service for Registered Shareholders
Cash distributions can now be electronically credited to a checking or savings account at any financial institution that participates in the Automated Clearing House (“ACH”) system. The Direct Deposit service is provided for registered shareholders at no charge. To enroll in the service, access your account online by going to www.equiniti.com or dial (800) 416-
5585 (toll free) and follow the instructions. Direct Deposit will begin with the next scheduled distribution payment date following enrollment in the service.
Direct Registration
If you are a registered shareholder of the Fund, purchases of shares of the Fund can be electronically credited to your Fund account at Equiniti Trust Company, LLC through Direct Registration. This service provides shareholders with a convenient way to keep track of shares through book entry transactions, electronically move book-entry shares between broker-dealers, transfer agents and DRS eligible issuers, and eliminate the possibility of lost certificates. For additional information, please contact Equiniti Trust Company, LLC at (800) 416-5585.
Shareholder Information
Shares of Templeton Dragon Fund, Inc. are traded on the New York Stock Exchange under the symbol “TDF.” Information about the net asset value and the market price is available at franklintempleton.com.
For current information about dividends and shareholder accounts, call (800) 416-5585. Registered shareholders can access their Fund account on-line. For information go to Equiniti Trust Company, LLC website at
www.equiniti.com and follow the instructions.
The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin
Templeton Fund Information after 7 a.m. Pacific time any business day at (800) DIAL BEN/342-5236. The Fund’s net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.’s Mutual Fund Quotation Service (“NASDAQ MFQS”).
Shareholders not receiving copies of reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund’s mailing list, by writing Templeton Dragon Fund, Inc., 100 Fountain
Parkway, P.O. Box 33030, St. Petersburg, FL, 33733-8030.

Templeton Dragon Fund, Inc.
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON DRAGON FUND, INC.
(Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting), the
Board of Directors (Board) of the Fund, including a majority of the directors who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent
Directors), reviewed and approved the continuance of the
investment management agreement between Templeton
Asset Management Ltd. (TAML) and the Fund and the
investment sub-advisory agreement between TAML and
Franklin Templeton Investment Management Ltd. (Sub-
Adviser), an affiliate of TAML, on behalf of the Fund (each
a Management Agreement) for the period May 1, 2023
through June 30, 2023 (Stub Period). The Independent
Directors noted that the Fund’s annual contract review was
historically held at the February Board meeting and that
management proposed to move the contract review to the
May Board meeting. The Independent Directors further
noted management’s explanation that, to effect this change,
the Board needed to consider the renewal of the Fund’s
Management Agreements prior to their current April 30, 2023
expiration date. The Independent Directors also noted that
management would ask them to consider the continuation
of the Management Agreements again at the May Board
meeting for the 12-month period beginning July 1, 2023.
The Independent Directors received advice from and met
separately with Independent Director counsel in considering
whether to approve the continuation of the Management
Agreements for the Stub Period. TAML and the Sub-Adviser
are each referred to herein as a Manager.
In considering the continuation of the Management
Agreements, the Board reviewed and considered
information provided by each Manager at the March
Meeting and throughout the year at meetings of the
Board and its committees. The Board also reviewed
and considered information provided in response to a
detailed set of requests for information submitted to the
Managers by Independent Director counsel on behalf of
the Independent Directors in connection with the annual
contract renewal process. In addition, prior to the March
Meeting, the Independent Directors held a virtual contract
renewal meeting at which the Independent Directors first
conferred amongst themselves and Independent Director
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Directors reviewed and considered prior to and
at the March Meeting. The Board reviewed and considered
all of the factors it deemed relevant in approving the
continuance of the Management Agreements, including, but
not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance
of the Fund; (iii) the costs of the services provided and
profits realized by each Manager and its affiliates from
the relationship with the Fund; (iv) the extent to which
economies of scale are realized as the Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors (Factors).
In approving the continuance of the Management
Agreements, the Board, including a majority of the
Independent Directors, determined that the terms of the
Management Agreements are fair and reasonable and
that the continuance of the Management Agreements is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of each
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its
affiliates; and management fees charged by each Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical

Templeton Dragon Fund, Inc.
Shareholder Information

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Semiannual Report
concerns. The Board also considered the investment
management services that Templeton Investment Counsel
LLC (TICL) provides to the Cayman Islands-based company,
which is wholly owned by the Fund (Cayman Subsidiary).
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the Franklin Templeton (FT) family of funds. The
Board noted the financial position of Franklin Resources,
Inc. (FRI), the Managers’ parent, and its commitment to the
mutual fund business as evidenced by its reassessment of
the fund offerings in response to the market environment
and project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The
Board specifically noted FT’s commitment to technological
innovation and advancement and investments to promote
alternative investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and
its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Performance Customized Peer Group) selected
by the Manager. The Board also reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below. Such results are based on net asset value
without regard to market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all non-leveraged closed-end emerging markets funds.
The Performance Customized Peer Group for the Fund
consists only of emerging markets funds that invest at
least 45% of total assets in the equity securities of China
companies. The Board noted that the Fund’s annualized total
return for the one-, three- and five-year periods was below
the median of its Performance Universe, but for the 10-year
period was above the median of its Performance Universe.
The Board also noted that the Fund’s annualized total return for the one- and 10-year periods was below the median of its
Performance Customized Peer Group, but for the three- and
five-year periods was equal to the median of its Performance
Customized Peer Group. The Board further noted the small
size of the Fund’s Performance Customized Peer Group for
each period and that therefore no quintile information was
provided for the Fund for those periods.
The Board discussed this performance with management
and management explained that the Performance Universe
was comprised of funds with different investment universes
and that only two of the peers were comparable to the Fund,
noting some differences. The Board further noted that Fund
performance has been impacted by political decisions,
geopolitical factors and aggressive central bank actions.
Management then discussed with the Board the actions
that are being taken in an effort to improve the performance of the Fund, including making specific changes to the
Fund’s portfolio holdings and enhancements to the portfolio
management team’s China-dedicated resources. The Board
concluded that the Fund’s Management Agreements should
be continued for the Stub Period, while management’s
efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels. While recognizing such inherent
limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in the
Expense Group. The Board also considered the investment
management services that TICL provides to the Cayman
Subsidiary and the related fee waivers that were in place.

Templeton Dragon Fund, Inc.
Shareholder Information

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Semiannual Report
The Expense Group for the Fund included the Fund and
eight other non-leveraged closed-end emerging markets
funds. The Board noted that the Management Rate and
actual total expense ratio for the Fund were above the
medians of its Expense Group. The Board discussed the
above median Management Rate and actual total expense
ratio with management and management explained that the
Expense Group is not directly comparable to the Fund as
the Expense Group is comprised of certain funds that focus
on equity regions other than China. Management further
explained that the Fund’s Management Rate and actual
total expense ratio are at median when compared to the
Broadridge customized expense group, which is comprised
only of emerging markets funds that invest at least 45% of
their total assets in the equity securities of China companies.
The Board noted that the Sub-Adviser is paid by TAML
out of the management fee TAML receives from the Fund
and that the allocation of the fee between TAML and the
Sub-Adviser reflected the services provided by each to the
Fund. In response to discussions with the Independent
Directors, management proposed a 15 basis point reduction
in the Fund’s Management Rate and a restructuring of the
Fund’s breakpoint tier schedule, effective May 1, 2023. After consideration of the above, the Board concluded that the
Management Rate charged to the Fund and the sub-advisory
fee paid to the Sub-Adviser are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis
provided that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual
funds during the 12-month period ended September 30,
2022, being the most recent fiscal year-end for FRI. The
Board noted that although management continually makes
refinements to its methodologies used in calculating
profitability in response to organizational and product-
related changes, the overall methodology has remained
consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that
PricewaterhouseCoopers LLP, auditor to FRI and certain FT
funds, has been engaged to periodically review and assess
the allocation methodologies to be used solely by the Fund’s
Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any, as
the Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. The Board believes that each Manager’s
ability to realize economies of scale and the sharing of
such benefit is a more relevant consideration in the case of an open-end fund whose size increases as a result of the
continuous sale of its shares. A closed-end fund, such as
the Fund, does not continuously offer shares, and growth
following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While
believing economies of scale to be less of a factor in the
context of a closed-end fund, the Board believes at some
point an increase in size may lead to economies of scale that would be shared with the Fund and its shareholders. The
Board noted the existence of management fee breakpoints,
which operate generally to share any economies of scale
with the Fund’s shareholders by reducing the Fund’s
effective management fees as the Fund grows in size. The
Board considered the Managers’ view that any analyses
of potential economies of scale in managing a particular
fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT
family of funds as a whole. The Board noted that the Fund
had experienced a decrease in assets and would not be

Templeton Dragon Fund, Inc.
Shareholder Information

franklintempleton.com
Semiannual Report
expected to demonstrate additional economies of scale in
the near term, but concluded that to the extent economies
of scale may be realized by each Manager and its affiliates, the Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreements with each
Manager for the Stub Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved each Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to
the Managers by Independent Director counsel on behalf
of the Independent Directors, which included information
on Fund performance for the one-, three- and five-year
periods ended March 31, 2023 and the other Factors. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreements for an additional twelve-month period beginning
July 1, 2023.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Consolidated Schedule of
Investments
The Fund files a complete consolidated schedule of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

franklintempleton.com
Not part of the semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
1. Each holder of shares (a “Shareholder”) in Templeton
Dragon Fund, Inc. (the “Fund”) whose Fund shares are
registered in his or her own name will automatically be a
participant in the Dividend Reinvestment and Cash Purchase
Plan (the “Plan”), unless any such Shareholder specifically
elects in writing to receive all dividends and capital gains in cash, paid by check, mailed directly to the Shareholder.
A Shareholder whose shares are registered in the name of
a broker- dealer or other nominee (the “Nominee”) will be a
participant if (a) such a service is provided by the Nominee and (b) the Nominee makes an election on behalf of the
Shareholder to participate in the Plan. Nominees intend to
make such an election on behalf of Shareholders whose
shares are registered in their names, as Nominee, unless a
Shareholder specifically instructs his or her Nominee to pay dividends and capital gains in cash. Equiniti Trust Company,
LLC (“Equiniti”) will act as Plan Administrator and will open an account for each participating shareholder (“participant”)
under the Plan in the same name as that in which the
participant’s present shares are registered.
2. Whenever the Fund declares a distribution from capital
gains or an income dividend payable in either cash or shares of the Fund (“Fund shares”), if the market price per share on the valuation date equals or exceeds the net asset value per share, participants will receive such dividend or distribution entirely in Fund shares, and Equiniti shall automatically
receive such Fund shares for participant accounts including
aggregate fractions. The number of additional Fund shares
to be credited to participant accounts shall be determined
by dividing the equivalent dollar amount of the capital
gains distribution or dividend payable to participants by the
Fund’s net asset value per share of the Fund shares on the
valuation date, provided that the Fund shall not issue such
shares at a price lower than 95% of the current market price per share. The valuation date will be the payable date for
such distribution or dividend.
3. Whenever the Fund declares a distribution from capital
gains or an income dividend payable only in cash, or if
the Fund’s net asset value per share exceeds the market
price per share on the valuation date, Equiniti shall apply
the amount of such dividend or distribution payable to
participants to the purchase of Fund shares on the open
market (less their pro rata share of trading fees incurred
with respect to open market purchases in connection
with the reinvestment of such dividend or distribution). If, before Equiniti has completed its purchases, the market
price exceeds the net asset value per share, the average
per share purchase price paid by Equiniti may exceed
the net asset value of the Fund’s shares, resulting in the
acquisition of fewer shares than if the dividend or capital
gains distribution had been paid in shares issued by the
Fund at net asset value per share. Such purchases will be
made promptly after the payable date for such dividend or
distribution, and in no event more than 30 days after such
date except where temporary curtailment or suspension of
purchase is necessary to comply with applicable provisions
of the Federal securities laws.
4. A participant has the option of submitting additional
payments to Equiniti, in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund
shares for his or her account. These payments may be
made electronically through www.equiniti.com or by check
payable to “Equiniti Trust Company, LLC” and sent to Equiniti
Trust Company, LLC, P.O. Box 922, Wall Street Station,
New York, NY 10269-0560, Attention: Templeton Dragon
Fund, Inc. Equiniti shall apply such payments (less a $5.00
service charge and less a pro rata share of trading fees) to purchases of Fund shares on the open market, as discussed
below in paragraph 6. Equiniti shall make such purchases
promptly on approximately the 15th of each month or, during
a month in which a dividend or distribution is paid, beginning on the dividend payment date, and in no event more than
30 days after receipt, except where necessary to comply
with provisions of Federal securities law. Any voluntary
payment received less than two business days before an
investment date shall be invested during the following month unless there are more than 30 days until the next investment date, in which case such payment will be returned to the
participant. Equiniti shall return to the participant his or her entire voluntary cash payment upon written notice of
withdrawal received by Equiniti not less than 48 hours before such payment is to be invested. Such written notice shall
be sent to Equiniti by the participant, as discussed below in paragraph 14.
5. For all purposes of the Plan: (a) the market price of the
Fund’s shares on a particular date shall be the last sale
price on the New York Stock Exchange on that date if a
business day and if not, on the preceding business day, or
if there is no sale on such Exchange on such date, then the
mean between the closing bid and asked quotations for such
shares on such Exchange on such date, and (b) net asset
value per share of the Fund’s shares on a particular date
shall be as determined by or on behalf of the Fund.

franklintempleton.com
Not part of the semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
6. Open market purchases provided for above may be
made on any securities exchange where Fund shares are
traded, in the over-the-counter market or in negotiated
transactions and may be on such terms as to price, delivery
and otherwise as Equiniti shall determine. Participant funds held by Equiniti uninvested will not bear interest, and it
is understood that, in any event, Equiniti shall have no
liability in connection with any inability to purchase Fund
shares within 30 business days after the payable date for
any dividend or distribution as herein provided, or with the timing of any purchases effected. Equiniti shall have no
responsibility as to the value of the Fund shares acquired for participant accounts. For the purposes of purchases in the
open market, Equiniti may aggregate purchases with those
of other participants, and the average price (including trading fees) of all shares purchased by Equiniti shall be the price per share allocable to all participants.
7. Equiniti will hold shares acquired pursuant to this Plan, together with the shares of other participants acquired
pursuant to this Plan, in its name or that of its nominee.
Equiniti will forward to participants any proxy solicitation material and will vote any shares so held for participants
only in accordance with the proxies returned by participants to the Fund. Upon written request, Equiniti will deliver to
participants, without charge, a certificate or certificates for all or a portion of the full shares held by Equiniti.
8. Equiniti will confirm to participants each acquisition made for an account as soon as practicable but not later than
60 business days after the date thereof. Equiniti will send
to participants a detailed account statement showing total
dividends and distributions, date of investment, shares
acquired and price per share, and total shares of record
for the account. Although participants may from time to
time have an undivided fractional interest (computed to
three decimal places) in a share of the Fund, no certificates for a fractional share will be issued. However, dividends
and distributions on fractional shares will be credited to
participant accounts. In the event of termination of an
account under the Plan, Equiniti will adjust for any such
undivided fractional interest in cash at the market price of the
Fund’s shares on the date of termination.
9. Any share dividends or split shares distributed by the
Fund on shares held by Equiniti for participants will be
credited to participant accounts. In the event that the Fund makes available to its shareholders transferable rights to
purchase additional Fund shares or other securities, Equiniti will sell such rights and apply the proceeds of the sale to
the purchase of additional Fund shares for the participant
accounts. The shares held for participants under the Plan
will be added to underlying shares held by participants in
calculating the number of rights to be issued.
10. Equiniti’s service charge for capital gains or income
dividend purchases will be paid by the Fund when shares
are issued by the Fund or purchased on the open market.
Equiniti will deduct a $5.00 service charge from each
voluntary cash payment. Participants will be charged a pro
rata share of trading fees on all open market purchases.
11. Participants may withdraw shares from such participant’s account or terminate their participation under the Plan by
notifying Equiniti in writing. Such withdrawal or termination will be effective immediately if notice is received by Equiniti not less than ten days prior to any dividend or distribution record date; otherwise such withdrawal or termination will
be effective after the investment of any current dividend or distribution or voluntary cash payment. The Plan may be
terminated by Equiniti or the Fund upon 90 days’ notice
in writing mailed to participants. Upon any withdrawal or
termination, Equiniti will cause a certificate or certificates for the full shares held by Equiniti for participants and cash adjustment for any fractional shares (valued at the market
value of the shares at the time of withdrawal or termination)
to be delivered to participants, less any trading fees.
Alternatively, a participant may elect by written notice to
Equiniti to have Equiniti sell part or all of the shares held for him and to remit the proceeds to him. Equiniti is authorized to deduct a $15.00 service charge and a trading fee of
$0.12 per share for this transaction from the proceeds. If a participant disposes of all shares registered in his name on the books of the Fund, Equiniti may, at its option, terminate the participant’s account or determine from the participant
whether he wishes to continue his participation in the Plan.
12. These terms and conditions may be amended or
supplemented by Equiniti or the Fund at any time or times,
except when necessary or appropriate to comply with
applicable law or the rules or policies of the U.S. Securities and Exchange Commission or any other regulatory authority,
only by mailing to participants appropriate written notice
at least 90 days prior to the effective date thereof. The
amendment or supplement shall be deemed to be accepted
by participants unless, prior to the effective date thereof,
Equiniti receives written notice of the termination of a
participant account under the Plan. Any such amendment

franklintempleton.com
Not part of the semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
may include an appointment by Equiniti in its place and
stead of a successor Plan Administrator under these terms
and conditions, with full power and authority to perform all or any of the acts to be performed by Equiniti under these
terms and conditions. Upon any such appointment of a
Plan Administrator for the purpose of receiving dividends
and distributions, the Fund will be authorized to pay to such successor Plan Administrator, for a participant’s account,
all dividends and distributions payable on Fund shares
held in a participant’s name or under the Plan for retention or application by such successor Plan Administrator as
provided in these terms and conditions.
13. Equiniti shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the
accuracy of all services performed under this Agreement
and to comply with applicable law, but shall assume no
responsibility and shall not be liable for loss or damage
due to errors unless such error is caused by Equiniti’s
negligence, bad faith or willful misconduct or that of its
employees.
14. Any notice, instruction, request or election which by any provision of the Plan is required or permitted to be given
or made by the participant to Equiniti shall be in writing
addressed to Equiniti Trust Company, LLC, P.O. Box 922,
Wall Street Station, New York, NY 10269-0560, or www.
equiniti.com or such other address as Equiniti shall furnish to the participant, and shall have been deemed to be given or
made when received by Equiniti.
15. Any notice or other communication which by any
provision of the Plan is required to be given by Equiniti to the participant shall be in writing and shall be deemed to have
been sufficiently given for all purposes by being deposited
postage prepaid in a post office letter box addressed to the participant at his or her address as it shall last appear on
Equiniti’s records. The participant agrees to notify Equiniti promptly of any change of address.
16. These terms and conditions shall be governed by and
construed in accordance with the laws of the State of New
York and the rules and regulations of the U.S. Securities and
Exchange Commission, as they may be amended from time
to time.

TLTDF S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Dragon Fund, Inc.
Investment Manager Transfer Agent Fund Information
Templeton Asset
Management Ltd.
Equiniti Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Toll Free Number:
(800) 416-5585
Hearing Impaired Number:
(866) 703-9077
International Phone Number:
(718) 921-8124
www.equiniti.com
(800) DIAL BEN
®
/
342-5236

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert are Ann Torre Bates and David W. Niemiec and they are “independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.   N/A

Item 5. Audit Committee
of Listed Registrants

Members of the Audit Committee are: Ann Torre Bates, David W. Niemiec, J. Michael Luttig, Terrence J. Checki and Constantine D. Tseretopoulos

Item 6. Schedule of Investments.   N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The board of directors of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s investment manager, Templeton Asset Management Ltd.(TAML), in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.
Franklin Templeton Emerging Markets Equity Group, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC-registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the "Investment Managers") have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including, but not limited to, legal and compliance activities. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.
The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, "Advisory Clients"), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.
In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.
The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).
HOW THE INVESTMENT MANAGERs VOTE PROXIES
Proxy Services
All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. ("ISS"), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.
For accounts managed by the Templeton Global Equity Group (“TGEG”), in making voting decisions, the Investment Managers may consider Glass Lewis’s Proxy Voting Guidelines, ISS’s Benchmark Policies, ISS’s Sustainability Policy, and TGEG’s custom sustainability guidelines, which reflect what TGEG believes to be good environmental, social, and governance practices. Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.
Proxy Services
Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.
For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively-managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.
The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients (for example, where an issuer files additional solicitation materials after a Proxy Service has issued its voting recommendations but sufficiently before the vote submission deadline and these materials would reasonably be expected to affect the Investment Manager’s voting determination).
Conflicts of Interest
All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.
Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.
Otherwise, in situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.
Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.
The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”
Weight Given Management Recommendations
One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.
Engagement with Issuers
The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of environmental, social or corporate governance issues throughout the year.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members and support staff (which includes individuals that are employees of affiliates of Franklin Templeton Companies, LLC) are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.
In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.
PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.
Rejected Votes
Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.
Securities on Loan
The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.
Split Voting
There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.
Bundled Items
If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.
PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS
From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”
In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.
The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.
Appendix A
These Proxy Policies apply to accounts managed by personnel within Franklin Templeton Emerging Markets Equity Group, which includes the following investment managers:
Franklin Templeton Investment Management Limited
Templeton Asset Management Ltd.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
.   N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
. N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.
 There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent.
The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, JP Morgan Chase Bank serves as the Fund’s securities lending agent.

The securities lending agent is responsible for the implementation and administration of the Funds’ securities lending program. Pursuant to the respective Securities Lending Agreements with the Fund, the securities lending agent performs a variety of services, including (but not limited to) the following:

o Trade finding, execution and settlement
o Settlement monitoring and controls, reconciliations, corporate actions and recall management
o Collateral management and valuation information
o Invoice management and billing from counterparties

For the period ended June 30, 2023, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$32,235
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$1,205
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$-
Administrative fees not included in a revenue split	$-
Indemnification fees not included in a revenue split	$-
Rebate (paid to borrower)	$17,162
Other fees not included above	$113
Aggregate fees/compensation paid by the Fund for securities lending activities	$18,480
Net income from securities lending activities	$13,755

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Dragon Fund, Inc.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 28, 2023